FINANCE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
FINANCE AND OTHER RECEIVABLES
D.	FINANCE AND OTHER RECEIVABLES

Finance and other receivables include the following:

At December 31,	2011	2010
Loans	$3,114.8	$2,713.9
Retail direct financing leases	2,187.8	2,005.0
Sales-type finance leases	795.8	703.6
Dealer wholesale financing	1,517.1	983.4
Interest and other receivables	111.0	109.3
Unearned interest: Finance leases	(327.8)	(299.3)

	7,398.7	6,215.9

Less allowance for losses:
Loans, leases and other	(127.3)	(137.5)
Dealer wholesale financing	(11.7)	(7.5)

	$7,259.7	$6,070.9

The net activity of sales-type finance leases, dealer direct loans and dealer wholesale financing on new trucks is shown in the operating section of the Consolidated Statements of Cash Flows since those receivables finance the sale of Company inventory.

Annual minimum payments due on finance receivables are as follows:

	LOANS	FINANCE LEASES

2012	$1,108.9	$908.7
2013	800.1	685.4
2014	574.5	511.5
2015	394.8	352.6
2016	208.8	219.3
Thereafter	27.7	96.7

	$3,114.8	$2,774.2

Estimated residual values included with finance leases amounted to $209.4 in 2011 and $165.3 in 2010. Experience indicates the majority of dealer wholesale financing will be repaid within one year. In addition, repayment experience indicates that some loans, leases and other finance receivables will be paid prior to contract maturity, while others may be extended or modified.

Allowance for Credit Losses: The allowance for credit losses is summarized as follows:

	2011
	WHOLESALE	RETAIL	TOTAL
Balance at January 1	$7.5	$137.5	$145.0
Provision for losses	5.8	35.6	41.4
Charge-offs	(1.4)	(57.5)	(58.9)
Recoveries		13.9	13.9
Currency translation	(.2)	(2.2)	(2.4)

Balance at December 31	$11.7	$127.3	$139.0

	2010			2009
	WHOLESALE	RETAIL	TOTAL	TOTAL
Balance at January 1	$10.5	$157.1	$167.6	$178.3
Provision for losses	.2	60.8	61.0	90.8
Charge-offs	(2.9)	(94.9)	(97.8)	(115.2)
Recoveries	.3	14.2	14.5	7.0
Currency translation	(.6)	.3	(.3)	6.7

Balance at December 31	$7.5	$137.5	$145.0	$167.6

Information regarding finance receivables evaluated individually and collectively is as follows:

	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2011	WHOLESALE	RETAIL	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$18.4	$96.0	$114.4
Allowance for finance receivables evaluated individually	2.2	25.7	27.9

Recorded investment for finance receivables evaluated collectively	$1,498.7	$5,674.6	$7,173.3
Allowance for finance receivables evaluated collectively	9.5	101.6	111.1

At December 31, 2010	WHOLESALE	RETAIL	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$3.4	$150.0	$153.4
Allowance for finance receivables evaluated individually	1.3	33.6	34.9

Recorded investment for finance receivables evaluated collectively	$980.0	$4,973.2	$5,953.2
Allowance for finance receivables evaluated collectively	6.2	103.9	110.1

The recorded investment of finance receivables that are on non-accrual status in the wholesale segment and the fleet and owner/operator portfolio classes (see impaired loans below) as of December 31, 2011 are $18.4, $63.9 and $17.6, as compared to $3.4, $72.2 and $33.9 as of December 31, 2010, respectively.

Impaired Loans: The Company’s impaired loans are segregated by portfolio class. A portfolio class of receivables is a subdivision of a portfolio segment with similar measurement attributes, risk characteristics and common methods to monitor and assess credit risk. The Company’s retail segment is subdivided into the fleet and owner/operator classes. Fleet consists of retail accounts with customers operating more than five trucks. All others are owner/operator. All impaired loans have a specific reserve and are summarized as follows:

	2011
At December 31,	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Impaired loans with specific reserve	$18.4	$27.9	$11.5	$57.8
Associated allowance	(2.2)	(6.0)	(2.6)	(10.8)

Net carrying amount of impaired loans	$16.2	$21.9	$8.9	$47.0
Unpaid principal balance	18.4	27.9	11.5	57.8
Average recorded investment	14.4	28.7	13.6	56.7
Interest income recognized	.4	2.7	2.0	5.1

	2010
At December 31,	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Impaired loans with specific reserve	$3.4	$21.5	$17.8	$42.7
Associated allowance	(1.3)	(4.4)	(3.8)	(9.5)

Net carrying amount of impaired loans	$2.1	$17.1	$14.0	$33.2

Unpaid principal balance	3.4	21.5	17.8	42.7

Average recorded investment	7.8	31.7	18.8	58.3

Interest income recognized	.1	1.7	.2	2.0

Credit Quality: The Company’s customers are principally concentrated in the transportation industry in North America, Europe and Australia. On a geographic basis, there is a proportionate concentration of credit risk in each area. The Company retains as collateral a security interest in the related equipment.

At the inception of each contract, the Company considers the credit risk based on a variety of criteria, including prior payment experience, customer financial information, credit-rating agency ratings, loan-to-value ratios and other internal metrics. On an ongoing basis, the Company monitors the credit exposure based on past-due status and collection experience as the Company has found a meaningful correlation between the past-due status of customers and the risk of loss.

The Company has three credit quality indicators: performing, watch and at-risk. Performing accounts pay in accordance with the contractual terms and are not considered high risk. Watch accounts include past-due and large high-risk accounts that are not impaired. At-risk accounts are accounts that are impaired including TDRs, accounts over 90 days past due and other accounts on non-accrual status. The Company uses historical data and expectations about the future to estimate default rates for each credit quality indicator as of December 31, 2011. The table below summarizes the Company’s finance receivables by credit quality indicator and portfolio class.

	00000000000	00000000000	00000000000	00000000000
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Performing	$1,451.9	$4,262.8	$1,361.0	$7,075.7
Watch	46.7	37.2	13.7	97.6
At-risk	18.4	76.5	19.5	114.4

	$1,517.0	$4,376.5	$1,394.2	$7,287.7

	00000000000	00000000000	00000000000	00000000000
At December 31, 2010	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Performing	$966.2	$3,544.0	$1,359.4	$5,869.6
Watch	13.8	46.6	23.2	83.6
At-risk	3.4	115.1	34.9	153.4

	$983.4	$3,705.7	$1,417.5	$6,106.6

The table below summarizes the Company’s financing receivables by aging category.

	WHOLESALE	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Current and up to 30 days past-due	$1,490.0	$4,321.8	$1,365.2	$7,177.0
31 - 60 days past-due	9.1	8.7	11.9	29.7
Greater than 60 days past-due	17.9	46.0	17.1	81.0

	$1,517.0	$4,376.5	$1,394.2	$7,287.7

	WHOLESALE	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2010	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Current and up to 30 days past-due	$966.2	$3,581.1	$1,359.5	$5,906.8
31 - 60 days past-due	7.7	48.5	19.7	75.9
Greater than 60 days past-due	9.5	76.1	38.3	123.9

	$983.4	$3,705.7	$1,417.5	$6,106.6

Troubled Debt Restructurings: The Company modifies loans and finance leases as a normal part of its Financial Services operations. The Company’s modifications typically result in granting more time to pay the contractual amounts owed and charging a fee and additional interest for the modification. The Company rarely forgives principal or accrued interest and may require principal and accrued interest payments at the time of modification. When the Company modifies loans and finance leases for customers in financial difficulty and grants a concession, the modifications are classified as TDRs. For the year ended December 31, 2011, the decrease in the recorded investment for loans and leases modified as TDRs was $.2 resulting in post-modification recorded investment of $33.1. At modification date, the pre- and post-modification recorded investment balances by portfolio class are as follows:

	FLEET	OWNER / OPERATOR	TOTAL
Pre-Modification Recorded Investment	$27.7	$5.6	$33.3
Post-Modification Recorded Investment	$27.5	$5.6	$33.1

The balance of TDRs was $26.0 and $6.5 at December 31, 2011 and 2010.

The recorded investment in finance receivables modified as TDRs during the previous twelve months that subsequently defaulted (i.e., became more than 30 days past-due) in the year ended December 31, 2011 was $3.7 and $.6 for fleet and owner/operator, respectively. The TDRs that subsequently defaulted did not significantly impact the Company’s allowance for losses at December 31, 2011.

Repossessions: When the Company determines a customer is not likely to meet its contractual commitments, the Company repossesses the vehicles which serve as collateral for the loans, finance leases and equipment under operating lease. The Company records the vehicles as used truck inventory included in Financial Services other assets on the balance sheet. The balance of repossessed inventory at December 31, 2011 and 2010 is $16.0 and $15.6 respectively. Proceeds from the sales of repossessed assets were $80.1, $135.3 and $202.5 for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts are included in proceeds from asset disposals in the consolidated statements of cash flows.